UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21652
Fiduciary/Claymore MLP Opportunity Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices)	(Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                      Schedule of Investments.
Attached hereto.

Fiduciary/Claymore MLP Opportunity Fund
Portfolio of Investments
August 31, 2010 (unaudited)

Number of Shares		Value
	Master Limited Partnerships and MLP Affiliates - 144.9%
	Coal - 4.9%
156,800	Alliance Resource Partners, L.P.	$ 8,478,176
217,270	Natural Resource Partners, L.P.	5,562,112
365,000	Oxford Resource Partners, LP	6,964,200
		21,004,488

	Consumer Discretionary - 0.9%
162,680	StoneMor Partners L.P. (b)	3,902,693

	Marine Transportation - 1.8%
367,700	Teekay Offshore Partners L.P. (Marshall Islands)	7,813,625

	Diversified Gas Infrastructure - 68.8%
673,082	Boardwalk Pipeline Partners, LP (b)	20,569,386
275,000	Chesapeake Midstream Partners L.P. (a)	6,476,250
966,587	Copano Energy, L.L.C. (b)	24,280,665
627,095	DCP Midstream Partners, LP (b)	19,916,537
545,054	El Paso Pipeline Partners, L.P. (b)	17,065,641
644,450	Energy Transfer Equity L.P. (b)	22,394,638
329,237	Energy Transfer Partners, L.P. (b)	15,042,839
1,753,201	Enterprise Products Partners L.P. (b)	64,815,841
136,085	Exterran Partners, L.P.	3,178,945
381,225	MarkWest Energy Partners, L.P.	12,702,417
377,035	ONEOK Partners, L.P. (b)	25,940,008
825,800	Regency Energy Partners LP	19,637,524
508,415	Targa Resources Partners LP	12,857,815
285,550	TC PipeLines, LP	12,407,148
484,300	Williams Partners, L.P.	20,393,873
		297,679,527

	Midstream Oil Infrastructure - 52.0%
123,400	Enbridge Energy Management, L.L.C. (a)	6,548,838
618,502	Enbridge Energy Partners, L.P. (b)	33,244,483
624,305	Genesis Energy, L.P. (b)	13,204,051
381,270	Global Partners LP (b)	9,470,747
269,725	Holly Energy Partners, L.P. (b)	13,486,250
885,378	Kinder Morgan Management, L.L.C. (a) (b) (c)	52,299,278
662,726	Magellan Midstream Partners, L.P. (b)	32,115,702
248,105	NuStar Energy L.P. (b)	14,139,504
607,851	Plains All American Pipeline, L.P. (b)	36,495,374
130,385	Sunoco Logistics Partners L.P. (b)	9,655,009
129,600	Transmontaigne Partners L.P.	4,515,264
		225,174,500

	Oil and Gas Production - 4.9%
389,212	EV Energy Partners, L.P. (b)	13,085,307
308,746	Pioneer Southwest Energy Partners L.P. (b)	8,292,918
		21,378,225

	Propane - 11.6%
271,600	Ferrellgas Partners L.P.	7,172,956
575,000	Inergy Holdings, L.P.	15,743,500
308,711	Inergy, L.P. (b)	11,496,397
320,800	Suburban Propane Partners L.P.	15,853,936
		50,266,789

	Total Master Limited Partnerships and MLP Affiliates
	(Cost $382,682,294)	620,671,009

	Common Stocks - 0.9%
	Oil and Gas Production - 0.9%
34,500	Abraxas Petroleum Corp. (a)	83,145
1,513,847	Abraxas Petroleum Corp. (a) (d) (e)	3,634,747
	(Cost $5,050,305)	3,717,892

	Other Equity Securities - 0.0%
	Coal - 0.0%
1,145,621	Clearwater Natural Resources, L.P. (a) (d) (e) (f)	-
123	Clearwater GP Holding Co. (a) (d) (e) (f)	-
	(Cost $23,111,792)	-

		Incentive Distribution Rights - 0.0%
43		Clearwater Natural Resources, L.P. (a) (d) (e) (f)	-
		(Cost $0)

		Warrants - 0.0%
114,230		Abraxas Petroleum Corp. (a) (d) (e)	53,790
9,499		Clearwater Natural Resources, L.P. (a) (d) (e) (f)	-
		(Cost $0)	53,790

Principal Amount
		Term Loans - 0.1%
$ 1,237,397		Clearwater Subordinate Note, 12/03/09, NR (a) (d) (e) (f)	408,341
		(Cost $1,237,397)

		Long Term Investments - 145.9%
		(Cost $412,081,788)	631,399,870

Number of Shares		Short Term Investments - 6.1%
		Money Market Fund - 6.1%
26,473,328		Dreyfus Treasury & Agency Cash Management - Investor Shares
		(Cost $26,473,328)	26,473,328

		Total Investments - 152.0%
		(Cost $438,555,116)	657,873,198
		Borrowings Outstanding - (30.0% of Net Assets or 19.8% of Total Investments)	(130,000,000)
		Liabilities in excess of Other Assets - (22.0%)	(95,198,200)
		Net Assets - 100.0%	$ 432,674,998

Limited Liability Company
Limited Partnership
Master Limited Partnership
Ratings shown are per Standard & Poor’s. Securities classified as NR are not rated by Standard & Poor’s. Ratings are unaudited.

Non-income producing security.
All or a portion of these securities have been physically segregated in connection with swap agreements or as collateral for borrowings outstanding. The total amount segregated is $311,394,884.
While non-income producing, security makes regular in-kind distributions.
Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, restricted securities aggregate market value amounted to
$4,096,878 or 0.9% of net assets.
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of
Trustees. The total market value of such securities is $4,096,878 which represents 0.9% of net assets.
Company has filed for protection in federal bankruptcy court.

		Country Allocation*
		United States	98.8%
		Marshall Islands	1.2%

	*	Subject to change daily. Based on total investments.
See previously submitted Notes to Financial Statements for the period ended May 31, 2010.

Interest Rate Swap Agreements

					Unrealized
	Termination	Notional			Appreciation/
Counterparty	Date	Amount ($000)	Fixed Rate	Floating Rate	(Depreciation)
Merrill Lynch	1/30/2011	$30,000	3.05%	1 - Month LIBOR	$(419,149)
Merrill Lynch	1/30/2013	$30,000	3.49%	1 - Month LIBOR	(2,097,403)
Morgan Stanley	2/7/2011	$30,000	2.92%	1 - Month LIBOR	(387,856)
Morgan Stanley	3/19/2013	$30,000	3.13%	1 - Month LIBOR	(2,234,530)
					$(5,138,938)
For each swap noted, the Fund is obligated to pay the fixed rate and entitled to receive the floating rate.

Restricted Securities
					Price at
	Date of			Fair Market	Acquisition Date	8/31/2010
Security	Acquisition	Shares/Par	Current Cost	Value	(unrestricted)***	Price

Abraxas Petroleum Corp.	10/5/2009	756,923	$2,468,886	$1,821,931	$1.75	$2.4070
Abraxas Petroleum Corp.	10/5/2009	756,924	$2,468,889	$1,812,816	$1.75	$2.3950
Abraxas Petroleum Corp.*	5/25/2007	114,230	$-	$53,790	$-	$0.4709
Clearwater GP Holding Co.	2/29/2008	123	$199,369	$-	$1,252.03	$-
Clearwater Natural Resources, L.P.*	1/13/2009	9,499	$-	$-	$-	$-
Clearwater Natural Resources, L.P.**	8/1/2005	43	$-	$-	$-	$-
Clearwater Natural Resources, L.P.	8/1/2005	892,857	$17,857,143	$-	N/A	$-
Clearwater Natural Resources, L.P.	10/2/2006	252,764	$5,055,280	$-	N/A	$-
Clearwater Subordinate Note	7/8/2008	$212,000	$212,000	$69,960	$100.00	$33.00
Clearwater Subordinate Note	8/6/2008	$212,000	$212,000	$69,960	$100.00	$33.00
Clearwater Subordinate Note	9/29/2008	$759,880	$759,880	$250,760	$100.00	$33.00
Clearwater Subordinate Note	1/9/2009	$53,517	$53,517	$17,661	$100.00	$33.00
Total			$29,286,964	$4,096,878

*Warrants
**Incentive Distribution Rights
***Valuation of unrestricted security on the acquisition date of the restricted shares.

At August 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$395,475,096	$287,837,551	$(25,439,449)	$262,398,102

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based
	methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820):
Improving Disclosure about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2)
on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level
3 rollforward rather than as one net number. The effective date of the amendment is for the interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund owns 1,513,847 shares of Abraxas Petroleum Corp. common stock valued as a Level 2 security due to sale restrictions on the shares. These shares are valued at a discount to the readily available market quotations of Abraxas Petroleum Corp. (ticker: AXAS). In addition, the Fund owns 114,230 shares of Abraxas Petroleum Corp. warrants which are valued as a Level 2 security. The warrants are valued using a pricing methodology that considers observable inputs such as AXAS stock price, the one-month Treasury Bill, the expiration date of the warrants and the exercise price of the warrants.

Clearwater Natural Resources L.P. labeled as Other Equity Securities, Clearwater GP Holding Co. labeled as Other Equity Securities, Clearwater Natural Resources L.P. labeled as Incentive Distribution Rights, and Clearwater Natural Resources L.P. labeled as Warrants are valued as Level 3 securities. All of these securities are valued at zero due to Clearwater declaring bankruptcy. Clearwater Subordinate Note term loan is also a Level 3 security. It is valued at 0.33 based upon its status as an unsecured lender and bankruptcy court proceeding settlements.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Master Limited Partnerships & MLP Affiliates
Coal	$21,004	$-	$-	$21,004
Consumer Discretionary	3,903	-	-	3,903
Marine Transportation	7,814	-	-	7,814
Diversified Gas Infrastructure	297,679	-	-	297,679
Midstream Oil Infrastructure	218,626	-	-	218,626
Oil and Gas Production	21,378	-	-	21,378
Propane	50,267	-	-	50,267
Common Stocks
Midstream Oil Infrastructure	6,549	-	-	6,549
Oil and Gas Production	83	3,635	-	3,718
Other Equity Securities
Coal	-	-	-	-
Incentive Distribution Rights	-	-	-	-
Warrants	-	54	-	54
Term Loans	-	-	408	408
Money Market Fund	26,473	-	-	26,473
Total	$653,776	$3,689	$408	$657,873

Liabilities:
Derivatives	$-	5,139	$-	$5,139
Total	$-	$5,139	$-	$5,139

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended August 31, 2010.

Level 3 Holdings
Beginning Balance at 11/30/09
Other Equity Securities	$-
Incentive Distribution Rights	-
Warrants	-
Term Loans	433
Total Realized Gain/Loss
Other Equity Securities	-
Incentive Distribution Rights	-
Warrants	-
Term Loans	-
Change in Unrealized Gain/Loss
Other Equity Securities	-
Incentive Distribution Rights	-
Warrants	-
Term Loans	(25)
Net Purchases and Sales
Other Equity Securities	-
Incentive Distribution Rights	-
Warrants	-
Term Loans	-
Net Transfers In/Out
Other Equity Securities	-
Incentive Distribution Rights	-
Warrants	-
Term Loans	-
Ending Balance at 8/31/10
Other Equity Securities	-
Incentive Distribution Rights	-
Warrants	-
Term Loans	408
Total Level 3 holdings	$408

The table below presents the transfers in and out of the three valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year. Changes from Level 2 to Level 1 are due to securities becoming eligible for resale pursuant to Rule 144A under the 1933 Act, and therefore being valued using readily available market quotations in active markets.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$4,856	$-	$-	$(4,856)	$-	$ -

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fiduciary/Claymore MLP Opportunity Fund

By:              /s/ Kevin M. Robinson

Name:         Kevin M. Robinson

Title:           Chief Executive Officer

Date:          October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              /s/ Kevin M. Robinson

Name:         Kevin M. Robinson

Title:           Chief Executive Officer

Date:           October 26, 2010

By:               /s/ Bruce Albelda

Name:          Bruce Albelda

Title:           Interim Chief Financial Officer, Interim Chief Accounting Officer and Interim Treasurer

Date:          October 26, 2010